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State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5501
Boston, MA 02206-5049

January 28, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  State Street Institutional Investment Trust (the "Trust")
     File Nos: 811-09819 and 333-30810

Dear Sir/Madam:

On behalf of the above referenced Trust, transmitted herewith for filing pursuant to Rule 14a-6(b) of Regulation 14A under the Securities Exchange Act of 1934 (the "1934 Act") is a preliminary copy of the Notice and Proxy Statement to be sent to shareholders in connection with a Special Meeting of Shareholders of the Fund to be held on March 1, 2010. The close of business on January 19, 2010 is the record date for the determination of shareholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purpose:

     1. To vote upon the approval of the Appointment of Nuveen Asset Management as Investment Sub-Adviser to the State Street Short-Term Tax Exempt Bond Portfolio and such other business as may come before the Special Meeting of the Short-Term Tax Exempt Shareholders.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-1742.

Sincerely,


/s/ David James
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David James
Secretary